FLOW-THROUGH SHARE PREMIUM	12 Months Ended
Dec. 31, 2025
FLOW-THROUGH SHARE PREMIUM
FLOW-THROUGH SHARE PREMIUM
13.	FLOW-THROUGH SHARE PREMIUM

	Issued	Issued
	November 2023	June 2025	Total
Balance, December 31, 2023	$12,426,322	$—	$12,426,322
Settlement of flow-through share premium on expenditures incurred	(12,426,322)	—	(12,426,322)
Balance, December 31, 2024	—	—	—
Liability incurred on flow-through shares issued	—	16,242,600	16,242,600
Settlement of flow-through share premium on expenditures incurred	—	(7,565,501)	(7,565,501)
Balance, December 31, 2025	$—	$8,677,099	$8,677,099

Flow-through share arrangements entitle the holder of the flow-through share to a 100% tax deduction in respect of qualifying Canadian exploration expenses as defined in the Income Tax Act, Canada (“Qualifying CEE”).

During the year ended December 31, 2025, the Company incurred $26,249,995 (year ended December 31, 2024 – $45,500,423) in Qualifying CEE and amortized a total of $7,565,501 (year ended December 31, 2024 – $12,426,322) of its flow-through share premium liabilities. The flow-through share premium liability does not represent a cash liability to the Company and is to be fully amortized to the statement of loss and comprehensive loss pro-rata with the amount of qualifying expenditures that will be incurred.

During the year ended December 31, 2025, the Company incurred $Nil (year ended December 31, 2024 - $928,769) in Part XII.6 tax in respect of unspent flow-through proceeds renounced in year 1 under the Look-Back Rule, in accordance with the Income Tax Act of Canada. As at December 31, 2025, the Company must spend another $30,106,905 of Qualifying CEE by December 31, 2026, to satisfy its remaining current flow-through share premium liability of $8,677,099.